STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ (356)	$ 108	$ 84,581	$ (85,045)
Balance, shares at Dec. 31, 2011		702,436
Expenses related to the January 27, 2012 convertible debenture	(96)		(96)
Issuance of shares, first issuance	1,228	81	1,147
Issuance of shares, first issuance, shares		540,000
Issuance of shares, second issuance	1,934	101	1,833
Issuance of shares, second issuance, shares		632,057
Issuance of shares, third issuance	5,921	90	5,831
Issuance of shares, third issuance, shares		570,755
Issuance of shares, fourth issuance	24,986	826	24,160
Issuance of shares, fourth issuance, shares		5,500,000
Issuance of shares, fifth issuance	3,836	123	3,713
Issuance of shares, fifth issuance, shares		825,000
Conversion of Warrants	1,508	18	1,490
Conversion of Warrants		113,341
Exercise of employee stock options		1,093
Stock-based compensation to employees	549		549
Conversion of debenture	300	211,685	268
Conversion of debenture, shares		32
Amortization of embedded conversion feature	1,547		1,547
Net loss	(10,457)			(10,457)
Balance at Dec. 31, 2012	30,900	1,379	125,023	(95,502)
Balance, shares at Dec. 31, 2012		9,096,547
Issuance of shares, first issuance	2,500	103	2,397
Issuance of shares, first issuance, shares		628,245
Issuance of shares, second issuance	364	16	348
Issuance of shares, second issuance, shares		94,015
Exercise of employee stock options
Exercise of employee stock options, shares		800
Stock-based compensation to employees	467		467
Net loss	(6,293)			(6,293)
Balance at Jun. 30, 2013	$ 27,938	$ 1,498	$ 128,235	$ (101,795)
Balance, shares at Jun. 30, 2013		9,819,607